As filed with the Securities and Exchange              Registration No. 33-75998
Commission on September 14, 1998                       Registration No. 811-2512

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------

                        POST-EFFECTIVE AMENDMENT NO. 9 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

    --------   immediately upon filing pursuant to paragraph (b) of Rule 485
       X
    --------   on October 1, 1998 pursuant to paragraph (b) of Rule 485

                           VARIABLE ANNUITY ACCOUNT B
                              CROSS REFERENCE SHEET


FORM N-4                                                                     LOCATION - PROSPECTUS DATED MAY 1, 1998,
ITEM NO.                         PART A (PROSPECTUS)                    AND AS AMENDED BY SUPPLEMENT DATED OCTOBER   1, 1998
    1           Cover Page...........................................   Cover Page

    2           Definitions..........................................   Definitions

    3           Synopsis.............................................   Prospectus Summary; Fee Table, and as
                                                                        supplemented

    4           Condensed Financial Information......................   Condensed Financial Information

    5           General Description of Registrant, Depositor, and
                Portfolio Companies..................................   The Company; Variable Annuity Account B;
                                                                        The Funds, and as supplemented

    6           Deductions...........................................   Charges and Deductions; Distribution

    7           General Description of Variable Annuity Contracts....   Purchase; Miscellaneous

    8           Annuity Period.......................................   Annuity Period

    9           Death Benefit........................................   Death Benefit During Accumulation Period;
                                                                        Death Benefit Payable During the Annuity
                                                                        Period

   10           Purchases and Contract Value.........................   Purchase; Contract Valuation

   11           Redemptions..........................................   Right to Cancel; Withdrawals

   12           Taxes................................................   Tax Status

   13           Legal Proceedings....................................   Miscellaneous - Legal Matters and
                                                                        Proceedings

   14           Table of Contents of the Statement of Additional        Contents of the Statement of Additional
                Information..........................................   Information

FORM N-4                                                                LOCATION - STATEMENT OF ADDITIONAL
ITEM NO.             PART B (STATEMENT OF ADDITIONAL INFORMATION)          INFORMATION DATED MAY 1, 1998
   15           Cover Page...........................................   Cover page

   16           Table of Contents....................................   Table of Contents

   17           General Information and History......................   General Information and History

   18           Services.............................................   General Information and History;
                                                                        Independent Auditors

   19           Purchase of Securities Being Offered.................   Offering and Purchase of Contracts

   20           Underwriters.........................................   Offering and Purchase of Contracts

   21           Calculation of Performance Data......................   Performance Data; Average Annual Total
                                                                        Return Quotations

   22           Annuity Payments.....................................   Annuity Payments

   23           Financial Statements.................................   Financial Statements

                             Part C (Other Information)
                             --------------------------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B

The Prospectus and Statement of Additional Information are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 9 by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File No. 33-75998), as filed electronically on April 17, 1998 (Accession No. 0000950146-98-000650).

Two Supplements to the Prospectus, each dated October 1, 1998, are included in Part A of this Post-Effective Amendment.

                          VARIABLE ANNUITY ACCOUNT C
                          VARIABLE ANNUITY ACCOUNT B

                   Aetna Life Insurance and Annuity Company


                       Supplement Dated October 1, 1998
           to May 1, 1998 Prospectus or Contract Prospectus Summary



This supplement describes Series D of Aetna GET Fund ("GET D"), an investment option which may be available under the Contract described by the Variable Annuity Account B or C Prospectus or Contract Prospectus Summary, and a guarantee offered by the Aetna Life Insurance and Annuity Company ("Aetna") in connection with investments in GET D. GET D may not be available in all jurisdictions, under all Contracts or in all Plans. See the prospectus for GET D for a more complete description of the Fund, including charges and expenses.

AETNA GET FUND--SERIES D

GET D seeks to achieve maximum total return without compromising a minimum targeted rate of return by participating in favorable equity market performance during the Guaranteed Period which runs from January 16, 1999 through January 15, 2004. GET D shares will be offered for a limited time period, from October 15, 1998 through the close of business on January 15, 1999 ("Offering Period"). Aeltus Investment Management, Inc. is the investment adviser to GET D.

THE GET FUND GUARANTEE

GET D will mature on January 15, 2004 ("Maturity Date"), which will end the Guaranteed Period for GET D. Aetna guarantees that the value of a GET D accumulation unit on the Maturity Date will not be less than the value of a GET D accumulation unit as valued after the close of business on the last day of the Offering Period. If necessary, Aetna will transfer funds from its General Account to GET D to offset any shortfall. THIS GUARANTEE DOES NOT APPLY TO WITHDRAWALS OR TRANSFERS MADE BEFORE THE MATURITY DATE. Such withdrawals or transfers are made at the actual accumulation unit value on the date of the transaction.

GET D is only available as an investment option during the accumulation period. GET D should not be selected if annuity payments or other withdrawals or transfers from GET D are expected to begin prior to the Maturity Date. Contract Holders or Participants must transfer any portion of the value of their account ("Account Value") held in GET D to another investment option before an annuity option is elected.


Prior to the Maturity Date, Aetna will send a notice to each Contract Holder/Participant with amounts in GET D reminding them that the Maturity Date is approaching and that another investment option must be elected. If no such election is made, on the Maturity Date Aetna will transfer the portion of the Account Value based on GET D to another available series of GET Fund. If no GET Fund series is available, 50% of the Account Value from GET D will be transferred to Aetna Variable Fund d/b/a Aetna Growth and Income VP, a growth and income fund. The remaining 50% of the Account Value from GET D will be transferred to Aetna Income Shares d/b/a Aetna Bond VP, a bond fund. The transfers will be made as of the next determined accumulation unit value.



X.GET D-98                                                   October 1998

The following information supplements the Fee Table contained in the Prospectus or Contract Prospectus Summary:

SEPARATE ACCOUNT ANNUAL EXPENSES

In addition to any amounts currently listed under the heading "Separate Account Annual Expenses" in the Prospectus or Contract Prospectus Summary, Aetna will make a daily deduction of a GET Guarantee Charge, equal on an annual basis to the percentage shown below, from amounts allocated to the GET D investment option:

    GET Guarantee Charge (deducted daily during the Guaranteed Period)..0.25%

Maximum Total Separate Account Annual Expenses..........................1.75%(1)

(1) The Total Separate Account Expenses applicable to your particular Contract may be lower. Please refer to the Fee Table section of your Prospectus or Contract Prospectus Summary.



Aetna GET Fund Series D Annual Expenses
(As a percentage of average net assets)

                               INVESTMENT          OTHER          TOTAL FUND
                             ADVISORY FEE*       EXPENSES**     ANNUAL EXPENSES
                            ---------------   --------------   ----------------
Aetna GET Fund Series D           0.60%             0.15%             0.75%

*0.25% during the Offering Period. Thereafter, a management fee at an annual rate of 0.60% will apply during the Guaranteed Period.


**"Other Expenses" include an administrative fee on an annual basis of 0.075% of the average daily net assets of GET D and additional expenses which the investment adviser has agreed will not exceed on an annual basis 0.075% of the average daily net assets of GET D.


For more information regarding expenses paid out of assets of the Fund, see the GET D prospectus.



HYPOTHETICAL ILLUSTRATION (Example)--Aetna GET Fund Series D


THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.


The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the GET D investment option under the contract and a 5% return on assets.***



                    EXAMPLE A                                                               EXAMPLE B
--------------------------------------------------------------     ---------------------------------------------------
If you withdraw your entire Account Value at the end of the        If you do not withdraw your Account Value, you
periods shown, you would pay the following expenses, including     would pay the following expenses (no deferred sales
any applicable deferred sales charge:                              charge is reflected):

1 Year    3 Years   5 Years   10 Years                             1 Year   3 Years   5 Years   10 Years
$78       $135      $195      $295                                 $26      $81       $139      $295

***The Examples above assume that a mortality and expense risk charge of 1.25% on an annual basis, an administrative expense charge of 0.25% on an annual basis, a GET guarantee charge of 0.25% on an annual basis, and an annual maintenance fee that has been converted to a percentage of assets equal to 0.114%, are assessed. Example A assumes that a deferred sales charge of 5% of the Account Value at the end of years 1, 3 and 5, and 0% at the end of year 10, is assessed. (The expenses that you would pay under your particular Contract may be lower. Please refer to the Fee Table section of your Prospectus or Contract Prospectus Summary.)



X.GET D-98                                                   October 1998

                           VARIABLE ANNUITY ACCOUNT C
                           VARIABLE ANNUITY ACCOUNT B
                            VARIABLE LIFE ACCOUNT B
                    Aetna Life Insurance and Annuity Company


                        Supplement dated October 1, 1998
                        to Prospectus dated May 1, 1998


The information in this Supplement updates and amends the information contained in the Prospectus dated May 1, 1998 (the "Prospectus") and should be read with that Prospectus.


Information about the Aetna Value Opportunity VP investment option is amended as follows:


   Effective October 1, 1998, the sub-adviser for Aetna Variable Portfolios, Inc.--Aetna Value Opportunity VP will be Bradley, Foster & Sargent, Inc. Aeltus Investment Management, Inc. will continue to be the investment adviser to the Fund.





































X.VALOP-98                                                   October 1998

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24.      Financial Statements and Exhibits
     (a) Financial Statements:
         (1)      Incorporated by reference in Part A:
                  Condensed Financial Information
         (2)      Incorporated by reference in Part B:
                  Financial Statements of Variable Annuity Account B:
                  -   Statement of Assets and Liabilities as of December 31,
                      1997
                  - Statements of Operations and Changes in Net Assets for the years ended December 31, 1997 and 1996
                  -   Notes to Financial Statements
                  -   Independent Auditors' Report
                  Financial Statements of the Depositor:
                  -   Independent Auditors' Report
                  - Consolidated Statements of Income for the years ended December 31, 1997, 1996 and 1995
                  -   Consolidated Balance Sheets as of December 31, 1997 and
                      1996
                  - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1997, 1996 and 1995
                  - Consolidated Statements of Cash Flows for the years ended December 31, 1997, 1996 and 1995
                  -   Notes to Consolidated Financial Statements

     (b) Exhibits
         (1)      Resolution of the Board of Directors of Aetna Life Insurance
                  and Annuity Company establishing Variable Annuity Account
                  B(1)
         (2)      Not applicable
         (3.1)    Broker-Dealer Agreement(2)
         (3.2)    Alternative Form of Wholesaling Agreement and Related Selling
                  Agreement(3)
         (4.1)    Variable Annuity Contract (IA-CDA-IA)(4)
         (4.2)    Variable Annuity Contract (I-CDA-HD)(5)
         (4.3)    Endorsement EIGET-IC(R) to Contracts IA-CDA-IA and
                  I-CDA-HD(6)
         (5)      Variable Annuity Contract Application (713.00.1(C))(7)
         (6.1)    Certification of Incorporation of Aetna Life Insurance and
                  Annuity Company(8)
         (6.2)    Amendment of Certificate of Incorporation of Aetna Life
                  Insurance and Annuity Company(5)
         (6.3)    By-Laws as amended September 17, 1997 of Aetna Life
                  Insurance and Annuity Company(9)
         (7)      Not applicable

         (8.1) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc., dated as of May 1, 1998(2)
         (8.2) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc., on behalf of each of its series dated as of May 1, 1998(2)
         (8.3) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(5)
         (8.4) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(10)
         (8.5) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(11)
         (8.6) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 May 1, 1997 and November 6, 1997(2)
         (8.7) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,1996(5)
         (8.8) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(10)
         (8.9) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(12)

         (8.10)   Seventh Amendment dated as of May 1, 1998 to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund II and
                  Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                  January 1, 1996, March 1, 1996 May 1, 1997 and January 20,
                  1998(2)
         (8.11)   Service Agreement between Aetna Life Insurance and Annuity
                  Company and Fidelity Investments Institutional Operations
                  Company dated as of November 1, 1995(13)
         (8.12)   Amendment dated January 1, 1997 to Service Agreement between
                  Aetna Life Insurance and Annuity Company and Fidelity
                  Investments Institutional Operations Company dated as of
                  November 1, 1995(10)
         (8.13)   Fund Participation Agreement among Janus Aspen Series and
                  Aetna Life Insurance and Annuity Company and Janus Capital
                  Corporation dated December 8, 1997(14)
         (8.14)   Service Agreement between Janus Capital Corporation and Aetna
                  Life Insurance and Annuity Company dated December 8, 1997(14)
         (8.15)   Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and Lexington Management Corporation
                  regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(3)
         (9)      Opinion and Consent of Counsel
         (10)     Consent of Independent Auditors
         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data(15)
         (14)     Not applicable
         (15.1)   Powers of Attorney(16)
         (15.2)   Authorizations for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996 (Accession No. 0000950146-96-000563).

2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on June 8, 1998 (Accession No. 0000950146-98-000983).

3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996 (Accession No. 0000912057-96-006383).

4. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on July 29, 1997 (Accession No. 0000950146-97-001101).

5. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997 (Accession No. 0000950146-97-000159).

6. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on August 30, 1996 (Accession No. 0000928389-96-000150).

7. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-75998), as filed electronically on August 21, 1997 (Accession No. 0000950146-97-001328).

8. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-60477), as filed electronically on April 15, 1996 (Accession No. 0000950146-97-000534).

9. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on October 30, 1997 (Accession No. 0000950146-97-001589).

10. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 29, 1997 (Accession No. 0000950146-97-001485).

11. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 9, 1998 (Accession No. 0000950146-98-000179).

12. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed electronically on February 24, 1998 (Accession No. 0000950146-98-000267).

13. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996 (Accession No. 0000928389-96-000136).

14. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed electronically on December 31, 1997 (Accession No. 0000950146-97-001982).

15. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75998), as filed electronically on April 17, 1998 (Accession No. 0000950146-98-000650).

16. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on August 4, 1998 (Accession No. 0000950146-98-001283).

Item 25.  Directors and Officers of the Depositor


Name and Principal
Business Address*            Positions and Offices with Depositor
------------------           ------------------------------------

Thomas J. McInerney          Director and President

Shaun P. Mathews             Director and Senior Vice President

Catherine H. Smith           Director, Chief Financial Officer and Senior Vice
                             President

Deborah Koltenuk             Vice President, Treasurer and Corporate Controller

Frederick D. Kelsven         Vice President and Chief Compliance Officer

Kirk P. Wickman              Vice President, General Counsel and Corporate
                             Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 26 of Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on September 10, 1998 (Accession No. 0000950146-98-001550).

Item 27.  Number of Contract Owners

     As of July 31, 1998, there were 69,623 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28.  Indemnification

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or
(2) a court has determined that indemnification is appropriate pursuant to
Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director, officer, employee or agent of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29.  Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter, only, for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. and as the principal underwriter and investment adviser for Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1997:

         (1)                   (2)                   (3)                  (4)                  (5)

                        Net Underwriting       Compensation on
Name of                 Discounts and          Redemption or          Brokerage
Principal Underwriter   Commissions            Annuitization          Commissions        Compensation*
---------------------   ----------------       ---------------        -----------        -------------
Aetna Life Insurance                              $347,583                                $29,637,063
and Annuity Company


* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

Item 30.  Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31.  Management Services

       Not applicable

Item 32.  Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (e) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75998) and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 14th day of September, 1998.

                                  VARIABLE ANNUITY ACCOUNT B OF AETNA LIFE
                                  INSURANCE AND ANNUITY COMPANY
                                        (Registrant)

                                  By:  AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                        (Depositor)

                                  By:  Thomas J. McInerney*
                                       ----------------------------------------
                                       Thomas J. McInerney
                                       President


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                            Title                                                       Date
---------                            -----                                                       ----

Thomas J. McInerney*                 Director and President                                   )
-------------------------------      (principal executive officer)                            )
Thomas J. McInerney                                                                           )
                                                                                              )
                                                                                              )
Shaun P. Mathews*                    Director                                                 )   September
-------------------------------                                                               )   14, 1998
Shaun P. Mathews                                                                              )
                                                                                              )
                                                                                              )
Catherine H. Smith*                  Director and Chief Financial Officer                     )
-------------------------------                                                               )
Catherine H. Smith                                                                            )
                                                                                              )
                                                                                              )
Deborah Koltenuk*                    Vice President, Treasurer and Corporate Controller       )
-------------------------------                                                               )
Deborah Koltenuk                                                                              )

By:   /s/ Julie E. Rockmore
      ---------------------
      Julie E. Rockmore
      *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                 EXHIBIT INDEX

Exhibit No.     Exhibit                                                                                Page
-----------     -------                                                                                ----
99-B.1          Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company         *
                establishing Variable Annuity Account B

99-B.3.1        Broker-Dealer Agreement                                                                  *

99-B.3.2        Alternative Form of Wholesaling Agreement and Related Selling Agreement                  *

99-B.4.1        Variable Annuity Contract (IA-CDA-IA)                                                    *

99-B.4.2        Variable Annuity Contract (I-CDA-HD)                                                     *

99-B.4.3        Endorsement EIGET-IC(R) to Contracts IA-CDA-IA and I-CDA-HD                              *

99-B.5          Variable Annuity Contract Application (713.00.1(C))                                      *

99-B.6.1        Certification of Incorporation of Aetna Life Insurance and Annuity Company               *

99-B.6.2        Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity            *
                Company

99-B.6.3        By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company        *

99-B.8.1        Fund Participation Agreement by and among Aetna Life Insurance and Annuity               *
                Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
                Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
                Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable
                Portfolios, Inc. on behalf of each of its series and Aeltus Investment
                Management, Inc., dated as of May 1, 1998

*Incorporated by reference

Exhibit No.     Exhibit                                                                                Page
-----------     -------                                                                                ----
99-B.8.2        Service Agreement between Aeltus Investment Management, Inc. and Aetna Life              *
                Insurance and Annuity Company in connection with the sale of shares of Aetna
                Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
                VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
                Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios,
                Inc., on behalf of each of its series dated as of May 1, 1998

99-B.8.3        Fund Participation Agreement between Aetna Life Insurance and Annuity Company,           *
                Variable Insurance Products Fund and Fidelity Distributors Corporation dated
                February 1, 1994 and amended on December 15, 1994, February 1, 1995,
                May 1, 1995, January 1, 1996 and March 1, 1996

99-B.8.4        Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement              *
                between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on
                December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,
                1996

99-B.8.5        Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement               *
                between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on
                December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996
                and May 1, 1997

99-B.8.6        Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement            *
                between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on
                December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996
                May 1, 1997 and November 6, 1997

99-B.8.7        Fund Participation Agreement between Aetna Life Insurance and Annuity Company,           *
                Variable Insurance Products Fund II and Fidelity Distributors Corporation dated
                February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                January 1, 1996 and March 1,1996

*Incorporated by reference

Exhibit No.     Exhibit                                                                                Page
-----------     -------                                                                                ----
99-B.8.8        Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement              *
                between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,
                1996

99-B.8.9        Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement         *
                between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                1996 and May 1, 1997

99-B.8.10       Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement            *
                between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                1996 May 1, 1997 and January 20, 1998

99-B.8.11       Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity          *
                Investments Institutional Operations Company dated as of November 1, 1995

99-B.8.12       Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance        *
                and Annuity Company and Fidelity Investments Institutional Operations Company
                dated as of November 1, 1995

99-B.8.13       Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance           *
                and Annuity Company and Janus Capital Corporation dated December 8, 1997

99-B.8.14       Service Agreement between Janus Capital Corporation and Aetna Life Insurance and         *
                Annuity Company dated December 8, 1997

*Incorporated by reference

Exhibit No.     Exhibit                                                                                Page
-----------     -------                                                                                ----
99-B.8.15       Fund Participation Agreement between Aetna Life Insurance and Annuity Company and        *
                Lexington Management Corporation regarding Natural Resources Trust dated December
                1, 1988 and amended February 11, 1991

99-B.9          Opinion and Consent of Counsel
                                                                                                    ------------

99-B.10         Consent of Independent Auditors
                                                                                                    ------------

99-B.13         Schedule for Computation of Performance Data                                             *

99-B.15.1       Powers of Attorney                                                                       *

99-B.15.2       Authorizations for Signatures                                                            *

*Incorporated by reference